Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended			12 Months Ended
	Jul. 29, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2024	Nov. 01, 2023	Oct. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Net loss		$ (479,165)		$ (15,849)
Cash flows from operating activities		(612,555)		(319,430)
Working capital		3,747,522
Retain earnings		3,054,244	$ 3,551,019		$ 3,551,019
Interest loan		1,980,000
Allowance for credit losses		1,515,744	741,753	803,170	741,753
Adjustments for credit losses		789,852	$ (79,442)		$ (79,442)
Impairment
Contract liabilities
Percentage of tax benefit		(6.60%)		40.20%
Uncertain tax position
Percentage of registered capital		50.00%
Jiangsu Yalu Cloud Enterprise Management Consulting Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount	$ 14,563,933.8	$ 14,563,933.8
Interest loan	$ 2,000,000	$ 2,000,000
Income Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of tax benefit		50.00%
Going concern [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss		$ (449,165)
Retain earnings		$ (394,067)
State Administration of Taxation, China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of tax benefit		10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses						$ 799,617	$ 803,170